EQUITY METHOD INVESTMENTS (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 23, 2020	Jan. 31, 2020	Jan. 31, 2019	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investment in associated company					$ 750	$ 0	$ 6,000
Ownsership interest purchased by FMSI			30.80%
Share of results of associated company					$ (4,424)	1,681	246
FMSI
Schedule of Equity Method Investments [Line Items]
Ownership percentage			28.90%	20.00%				28.90%
Investment in associated company				$ 6,000
Payments for loans			$ 3,000
Shareholder loan receivable			$ 6,000
Clean Marine
Schedule of Equity Method Investments [Line Items]
Ownership percentage					17.34%
Ownership interest sold and purchased by other parties	50.00%
FMS Hold Co
Schedule of Equity Method Investments [Line Items]
Ownership percentage					34.70%
Share of results of associated company					$ 5,000	$ 1,700	$ 200
Payments to acquire interest in affiliates	$ 800
TFG Marine
Schedule of Equity Method Investments [Line Items]
Shareholder loan receivable		$ 1,500
Share of results of associated company					$ 600
Joint venture, ownership issued		15.00%			15.00%
Shareholder loan converted to equity					$ 100